Indebtedness (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended		3 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2012	Mar. 12, 2012	Sep. 30, 2012 Carlsbad, CA	Sep. 30, 2012 Chelmsford, MA	Sep. 30, 2012 Revolving credit facility	Sep. 30, 2012 Revolving credit facility	Sep. 30, 2012 Revolving credit facility	Mar. 12, 2012 Revolving credit facility	Sep. 30, 2012 Term loan
Indebtedness
Maximum borrowing capacity		$ 500,000						$ 500,000
Period of extension in maturity							1 year
Variable base rate							LIBOR		LIBOR
Spread on variable rate (as a percent)					1.30%	1.30%	1.30%		1.55%
Facility fee (as a percent)							0.30%
Weighted average annual interest rate (as a percent)					1.79%	1.54%
Borrowings outstanding					92,000	92,000	92,000
Amount available for additional borrowings					408,000	408,000	408,000
Term of loan									5 years
Term loan									350,000
Assumption of mortgage debt	26,000		18,500	7,500
Maximum borrowings									700,000
Fair value of mortgages assumed			$ 19,984	$ 7,947
Interest rate (as a percent)			5.95%	5.689%